K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

July 15, 2015
VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
            Neuberger Berman Advisers Management Trust (File No. 811-04255)
- Balanced Portfolio - Class I
- Growth Portfolio - Class I
- Mid Cap Growth Portfolio - Class I and Class S
- Small Cap Growth Portfolio - Class S

Re: Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of Neuberger Berman Advisers Management Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Registrant on Form N-14 (the “Registration Statement”) on behalf of its series and classes listed above.  The Registration Statement is notifying shareholders about three separate reorganizations of Balanced Portfolio, Growth Portfolio, and Small Cap Growth Portfolio (each, a “Merging Portfolio”) into the Mid Cap Growth Portfolio (the “Surviving Portfolio”).  Each reorganization is independent of the others, and the reorganization of any Merging Portfolio may proceed even if the reorganization of one or both of the other Merging Portfolios is postponed or cancelled. All Portfolios are  series of the Registrant.
The Registration Statement includes a Combined Information Statement and Prospectus, and a Statement of Additional Information.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Registrant.
If you have any questions or comments concerning the foregoing, please contact me at (202) 778-9403 or Ndenisarya M. Bregasi at (202) 778-9021 with any questions or comments you may have.
Sincerely,
/s/ Marguerite W. Laurent
Marguerite W. Laurent